Consolidated Statements of Cash Flows (Cash Flows from Financing Activities) $ in Millions	12 Months Ended
Dec. 31, 2017 CLP ($)
Statement Line Items [Line Items]
Debt instruments issued openning balance	$ 5,460,253
Cash flows received	1,076,452
Cash flows payments	(726,232)
Other changes different of cash acquisition
Other changes different of cash interest	282,884
Other changes different of cash currency movement	(143,319)
Other changes different of cash Changes in fair value
Debt instruments issued ending balance	5,950,038
Dividends paid - cash flows payments	(618)
Capital increase
Subtotal Cash Flows from Financing Activities - Cash flows received	1,076,452
Subtotal Cash Flows from Financing Activities - Cash flows payments	(726,850)
Total Cash Flows from Financing Activities (net)	349,602
Letters Of Credits [Member]
Statement Line Items [Line Items]
Debt instruments issued openning balance	86,210
Cash flows payments	(21,520)
Other changes different of cash acquisition
Other changes different of cash interest	3,248
Other changes different of cash currency movement
Other changes different of cash Changes in fair value
Debt instruments issued ending balance	67,938
Bonds And Subordinated Bonds [Member]
Statement Line Items [Line Items]
Debt instruments issued openning balance	5,374,043
Cash flows received	1,076,452
Cash flows payments	(704,712)
Other changes different of cash acquisition
Other changes different of cash interest	279,636
Other changes different of cash currency movement	(143,319)
Other changes different of cash Changes in fair value
Debt instruments issued ending balance	$ 5,882,100